Segment information	12 Months Ended
Jun. 30, 2018
Disclosure Of Operating Segment information [Abstract]
Disclosure of operating segments [text block]
20	Segment information

The Group’s chief operating decision maker (“CODM”) has been identified as Mr. Ming Wang, the chief executive officer of the Group, who reviewed the financial information of operating segments when making decisions to allocate resources and assess performance of the Group. For the years ended June 30, 2016 and 2017, the Group identified one operating segment, which was the provision of private K-12 educational services. During the year ended June 30, 2018, the Group identified seven segments, including K-12 educational program, after-school enrichment program, management consulting services, logistic services, educational training, overseas study consulting services and hotel management. K-12 educational program and after-school enrichment program were aggregated as a reporting segment “K-12 educational services”, since both segments offer educational services to students in schools sponsored by the Group and are regulated by local education bureau. Management consulting services and logistic services were aggregated as a reporting segment “management services”, considering that both segments provide services to schools sponsored and managed by the Group and the business nature is similar. Educational training, overseas study consulting services and hotel management were aggregated as others since individually they do not exceed 10% quantitative threshold of combined revenue, profit or assets.

The revenue and operating resu
lts by segments were as follows:

For the year ended June 30, 2016

	K-12 educational services	Management services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Segment revenue	654,060	—	—	—	654,060
Consolidated revenue	654,060	—	—	—	654,060

Segment profit/(loss) before tax	112,944	—	—	(13,512)	99,432
Consolidated profit (loss) before tax	112,944	—	—	(13,512)	99,432
Interest income	4,900			6	4,906
Depreciation and amortization	65,986	—	—	—	65,986

For the year ended June 30, 2017

	K-12 educational services	Management services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Segment revenue	853,295	—	—	—	853,295
Consolidated revenue	853,295	—	—	—	853,295

Segment profit before tax	165,353	—	—	2,390	167,743
Consolidated profit before tax	165,353	—	—	2,390	167,743
Interest income	5,980			729	6,709
Depreciation and amortization	111,147	—	—	—	111,147

For the year ended June 30, 2018

	K-12 educational services	Management services	Others	Unallocated*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Segment revenue	1,093,933	117,057	71,332	—	1,282,322
Elimination of inter-segment transactions	—	(98,036)	(14,938)	—	(112,974)
Consolidated revenue	1,093,933	19,021	56,394	—	1,169,348

Segment profit/(loss) before tax	209,407	67,180	29,977	(9,374)	297,190
Elimination of inter-segment transactions	112,974	(98,036)	(14,938)	—	—
Consolidated profit/(loss) before tax	322,381	(30,856)	15,039	(9,374)	297,190
Interest income	7,059	24	270	4,362	11,715
Depreciation and amortization	104,225	29	9,320	—	113,574

*Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.

The Group’s CODM does not review the financial position by operating segments, thus no total assets of each operating segment presented.